Summary of Significant Accounting Policies - Schedule of Securities Excluded from Dilutive per Share Computation (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Options [Member]
Excluded anti-dilutive per share computation	3,888,657	2,424,612	2,472,234	2,410,134
Warrant [Member]
Excluded anti-dilutive per share computation	5,925,836	16,793,301	16,752,915	5,081,023
Restricted Stock [Member]
Excluded anti-dilutive per share computation			132,077	75,450